Expense Example - PUTNAM GLOBAL INCOME TRUST	Oct. 31, 2025 USD ($)
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 268
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,016
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	478
Expense Example, with Redemption, 10 Years	1,095
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	488
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	988
Expense Example, with Redemption, 10 Years	1,730
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,669
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	977
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	381
Expense Example, with Redemption, 10 Years	$ 882